Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2022 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	$ (200)
Effect on pension and other post-retirement benefit expense in 2023, Decrease	179
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	(2,043)
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	2,552
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	82
Effect on pension and other post-retirement benefit expense in 2023, Decrease	(77)
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	1,646
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	(1,531)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	(42)
Effect on pension and other post-retirement benefit expense in 2023, Decrease	48
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	(480)
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	686
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	7
Effect on pension and other post-retirement benefit expense in 2023, Decrease	(6)
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	39
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	(34)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	(9)
Effect on pension and other post-retirement benefit expense in 2023, Decrease	5
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	(512)
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	616
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2023, Increase	31
Effect on pension and other post-retirement benefit expense in 2023, Decrease	(28)
Effect on pension and other post-retirement benefit obligation at 31, December 2022, Increase	506
Effect on pension and other post-retirement benefit obligation at 31 December 2022, Decrease	$ (441)